Organization and Business Operation (Details)	12 Months Ended
Dec. 31, 2015 USD ($) shares
2015 [Member]
Schedule of targeted net income and number of ordinary shares to shareholders
Net Income Target | $	$ 27,000,000
Number of Inc's ordinary shares	3,600,000
2015 [Member] | Controlling Shareholders [Member]
Schedule of targeted net income and number of ordinary shares to shareholders
Number of Inc's ordinary shares	3,384,000
2015 [Member] | Migdal [Member]
Schedule of targeted net income and number of ordinary shares to shareholders
Number of Inc's ordinary shares	108,000
2015 [Member] | ASM Former Shareholder [Member]
Schedule of targeted net income and number of ordinary shares to shareholders
Number of Inc's ordinary shares	108,000
2016 [Member]
Schedule of targeted net income and number of ordinary shares to shareholders
Net Income Target | $	$ 40,000,000
Number of Inc's ordinary shares	1,850,000
2016 [Member] | Controlling Shareholders [Member]
Schedule of targeted net income and number of ordinary shares to shareholders
Number of Inc's ordinary shares	1,739,000
2016 [Member] | Migdal [Member]
Schedule of targeted net income and number of ordinary shares to shareholders
Number of Inc's ordinary shares	55,500
2016 [Member] | ASM Former Shareholder [Member]
Schedule of targeted net income and number of ordinary shares to shareholders
Number of Inc's ordinary shares	55,500
2017 [Member]
Schedule of targeted net income and number of ordinary shares to shareholders
Net Income Target | $	$ 60,000,000
Number of Inc's ordinary shares	2,000,000
2017 [Member] | Controlling Shareholders [Member]
Schedule of targeted net income and number of ordinary shares to shareholders
Number of Inc's ordinary shares	1,880,000
2017 [Member] | Migdal [Member]
Schedule of targeted net income and number of ordinary shares to shareholders
Number of Inc's ordinary shares	60,000
2017 [Member] | ASM Former Shareholder [Member]
Schedule of targeted net income and number of ordinary shares to shareholders
Number of Inc's ordinary shares	60,000
2018 [Member]
Schedule of targeted net income and number of ordinary shares to shareholders
Net Income Target | $	$ 80,000,000
Number of Inc's ordinary shares	1,000,000
2018 [Member] | Controlling Shareholders [Member]
Schedule of targeted net income and number of ordinary shares to shareholders
Number of Inc's ordinary shares	940,000
2018 [Member] | Migdal [Member]
Schedule of targeted net income and number of ordinary shares to shareholders
Number of Inc's ordinary shares	30,000
2018 [Member] | ASM Former Shareholder [Member]
Schedule of targeted net income and number of ordinary shares to shareholders
Number of Inc's ordinary shares	30,000